Tax	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Tax
8. Tax
Tax on profit
 for the year

	United Kingdom			Other jurisdictions			Total

	2024 $m	2023 $m	2022 $m	2024 $m	2023 $m	2022 $m	2024 $m	2023 $m	2022 $m

Current tax

Current period a	24	16	6	292	245	177	316	261	183

Adjustments in respect of prior periods	–	–	(2)	–	12	(5)	–	12	(7)

	24	16	4	292	257	172	316	273	176

Deferred tax

Origination and reversal of temporary differences	11	1	(1)	(56)	(21)	(6)	(45)	(20)	(7)

Changes in tax rates and tax laws	–	–	–	–	2	–	–	2	–

Adjustments to unprovided or unrecognised deferred tax b	–	–	(2)	–	5	–	–	5	(2)

Adjustments in respect of prior periods	(2)	1	2	–	(1)	(5)	(2)	–	(3)

	9	2	(1)	(56)	(15)	(11)	(47)	(13)	(12)

Income tax charge for the year c	33	18	3	236	242	161	269	260	164

a.	Includes $2m (2023: $nil, 2022: $nil) in respect of taxes arising under the Pillar Two framework.

b.	Represent ed a reassessment of the recovery of deferred taxes in line with the Group’s profit forecasts.

c.	‘Other jurisdictions’ includes $169m (2023: $172m, 2022: $134m) in respect of US taxes.

Reconciliation of tax charge

	2024%	2023%	2022%

Tax at UK blended rate	25.0	23.5	19.0

Tax credits	(0.6)	(0.5)	(0.1)

System Fund a	1.2	(1.3)	3.1

Foreign exchange losses/( gains )	1.0	(1.0)	(0.9)

Other permanent differences b	(0.5)	0.9	0.5

Non-recoverable foreign taxes	2.4	1.3	3.5

Net effect of different rates of tax c	1.5	1.5	6.3

Effects of substantive enactment of UAE tax rates and laws d	–	(0.9)	–

Effect of changes in other tax rates and laws	–	0.2	0.1

Items on which deferred tax arose but where no deferred tax is recognised e	0.2	0.2	1.2

Effect of adjustments to unprovided or unrecognised deferred taxes f	–	0.5	(0.4)

Adjustment to tax charge in respect of prior periods g	(0.2)	1.3	(1.9)

	30.0	25.7	30.4

a.	The System Fund is, in general, not subject to taxation.

b.	Includes (1.0) %pts (2023: (0.6) %pts , 2022: (1.0) %pts ) in respect of the US Foreign-derived intangible income regime.

c.	Includes 1.2 %pts (2023: 1.3 %pts , 2022: 6.9 %pts ) driven by the relatively high blended US rate, which includes US Federal and State taxes.

d.
During 2023, law implementing a new corporate income tax regime was substantively enacted in the UAE. This resulted in the recognition of a deferred tax asset of $9m in the UAE. Absent further law change, this benefit is not likely to reoccur.

e.	Predominantly in respect of losses arising in the year.

f.
Adjustments relating to estimated recoverable deferred tax assets. In 2023, also included 0.7
%pts
 relating to the provision of previously unprovided deferred tax liabilities which arise on temporary differences in subsidiaries.

g.	Relates to the finalisation of tax returns, activity from tax authorities such as tax audits and the reassessment of provisions for uncertain tax positions.
Factors that may affect the future tax charge
Many factors will affect the Group’s future tax rate, the main ones being future legislative developments, future profitability of underlying subsidiaries and tax uncertainties.
In 2021, the OECD made proposals for worldwide tax reform under a two ‘pillar’ system – Pillar One and Pillar Two. Pillar One (broadly, the reallocation of certain taxing rights to countries where customers are located) has not been enacted in any jurisdiction and, in any event, the Group would not expect to be impacted. Pillar Two seeks to impose a global minimum tax, essentially establishing a floor on corporate tax competition by ensuring a large multinational enterprise is subject to tax in each jurisdiction at a 15% effective minimum tax rate. Pillar Two rules were enacted in the UK with effect from 1 January 2024 and, for 2024, the Group’s Pillar Two liability is estimated to be less than $2m.
From
an administrative and compliance perspective, the Group will rely upon transitional ‘safe harbour’ exemptions that operate on a jurisdiction-by-jurisdiction
basis and which remove the need to prepare full calculations for Pillar Two for qualifying territories. Once the transitional exemptions cease to be available (from 1 January 2027), the Group will be required to perform full Pillar Two calculations for every jurisdiction. The Group will continue to assess the future impact of Pillar Two, taking into account the issuance of new guidance and law changes, as well as wider socio-political factors. However, given that a significant proportion of the Group’s profit before tax was earned in legal entities in the US, UK and China, each of which has a blended future statutory tax rate of
25% or higher, the Group considers the likelihood of material future Pillar Two taxes arising to be low, based upon the current profile of the Group’s business.
The Group continues to monitor external tax developments, most notably in the US where the new government is reviewing retaliatory options against perceived aggressive tax behaviours by other territories against the US.

Tax paid
Total
tax paid (net of refunds) is entirely in respect of operating activities. This comprises taxes paid directly by Group entities to taxing authorities and taxes withheld at source in respect of fees payable to the Group. Taxes withheld at source are paid by hotel owners to their local taxing authorities on behalf of the Group. The table below shows the territories to whom taxes are directly paid by the Group which exceed
$5m
in the current or comparative periods, in addition to the UK, the Group’s headquarter jurisdiction. The year-on-year
increases are predominantly driven by the corresponding increases to Group profitability and movements in deferred taxes.

	2024 $m	2023 $m	2022 $m

China a	11	5	10

Singapore a	7	4	1

United Kingdom	10	8	3

United States	220	171	165

Other jurisdictions	23	18	10

	271	206	189

Taxes withheld at source	38	37	22

Tax paid per cash flow	309	243	211

a.	Tax payments are typically based upon the previous year’s profits.
A reconciliation of tax paid to the current tax charge in the Group income statement is as follows:

	2024 $m	2023 $m	2022 $m

Current tax charge in the Group income statement	316	273	176

Current tax credit in the Group statement of comprehensive income	(3)	(6)	(2)

Current tax credit taken directly to equity	(6)	(5)	–

Total current tax charge	307	262	174

Movements to tax contingencies a	(4)	(2)	10

Timing differences of cash tax paid and foreign exchange differences	6	(17)	27

Tax paid per cash flow	309	243	211

a.
Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year. Settlements of tax contingencies are included within cash tax paid in the year but not recorded in the current year tax charge.

Deferred tax

	Property, plant, equipment and software	Application fees	Deferred gains on loan notes	c	Associates	Losses	d	Deferred compensation and employee benefits a	Deferred revenue a,b	Research and development a	Intangible assets excluding software	Other short-term temporary differences	a,e	Total
	$m	$m	$m		$m	$m		$m	$m	$m	$m	$m		$m

At 1 January 2023	(53)	41	(34)		(59)	79		84	–	8	(40)	22		48

Group income statement	22	1	–		(1)	–		4	–	7	(9)	(11)		13

Group statement of comprehensive income	–	–	–		–	(6)		–	–	–	–	(5)		(11)

Group statement of changes in equity	–	–	–		–	–		6	–	–	–	–		6

Exchange and other adjustments	1	–	–		–	3		1	–	–	3	2		10

At 31 December 2023	(30)	42	(34)		(60)	76		95	–	15	(46)	8		66

Group income statement	21	–	–		1	(7)		9	30	18	(14)	(11)		47

Group statement of comprehensive income	–	–	–		–	(3)		–	–	–	–	(13)		(16)

Group statement of changes in equity	–	–	–		–	–		9	–	–	–	–		9

Exchange and other adjustments	–	–	–		–	(1)		–	–	–	–	(1)		(2)

At 31 December 2024	(9)	42	(34)		(59)	65		113	30	33	(60)	(17)		104

a.
The above table has been
re-presented
in order to separately disclose the deferred tax on ‘Deferred revenue’ and ‘Research and development’ (both previously disclosed in ‘Other short-term temporary differences’), to aggregate deferred tax on ‘Deferred compensation’ with ‘Employee benefits’ (previously both disclosed separately), and to present deferred tax on ‘Expected credit losses on trade receivables’ within ‘Other short-term temporary differences’ (previously disclosed separately).

b.	The movements in 2024 and the closing balance arise as a result of the revised agreement with the IHG Owners Association (see note 3) and deferred revenue in respect of co-branding agreements.

c.	Becomes due in 2025 unless prevailing law at that time allows further deferral.

d.	Wholly in respect of revenue losses.

e.	Primarily in respect of contract costs, right-of-use assets, unrealised foreign exchange and expected credit losses on trade receivables, none of which has a balance exceeding $20m.
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so and an analysis of the deferred tax balance showing all territories with balances greater than $10m in either the current or prior year are as follows:

	2024 $m	2023 $m

Deferred tax assets	122	134

Deferred tax liabilities	(18)	(68)

	104	66

Analysed as:

United Arab Emirates	12	9

United Kingdom	99	113

United States	–	(53)

Other	(7)	(3)

	104	66
A deferred tax asset of $3m (2023: $nil) has been recognised in legal entities which have made a loss in the current or the previous year.

Recoverability of UK deferred tax assets
The
Group has recognised UK deferred tax assets of $99m (2023: $113m), including revenue losses of $62m (2023: $73m). The deferred tax assets have been recognised following the consideration of both positive and negative evidence in respect of the probability of future taxable profits against which the assets could be recovered. The losses have arisen by identifiable non-recurring
events, for example special contributions into a former Group pension scheme and the impact of
Covid-19,
absent which, the UK tax group would have been profitable. The losses do not expire, although they can only be offset against 50% of annual UK taxable profits. The UK deferred tax asset should reverse over a six
-
to
ten-year
period (2023:
seven
- to
ten-year
period), with the lower end of this range based on the Group’s Base Case forecast (see page 197 within ‘Going concern’) and the upper end of the range based on the Group’s Severe Downside Case forecast.

The Group’s TCFD disclosures describe how physical and transitional climate risks present both risks and opportunities for the Group. The potential downside risk has been considered in the context of the UK deferred tax asset recoverability, without taking account of opportunities or mitigating actions, and could be absorbed within the sensitivities disclosed above.
Unrecognised deferred tax assets
The Group does not recognise deferred tax assets if it cannot anticipate being able to offset them against existing deferred tax liabilities or against future profits or gains.
The total unrecognised deferred tax position is as follows:

		Gross	Unrecognised deferred tax

	2024 $m	2023 $m	2024 $m	2023 $m

Revenue losses	432	450	75	79

Capital losses	580	580	146	146

	1,012	1,030	221	225

Tax credits	46	32	46	32

Other a	22	16	7	5

	1,080	1,078	274	262

a.	Primarily relates to costs incurred for which tax relief has not been obtained.
There is no expiry date to any of the above unrecognised assets other than for the losses and tax credits as shown in the table below:

		Gross	Unrecognised deferred tax

Expiry date	2024 $m	2023 $m	2024 $m	2023 $m

2024	–	6	–	1

2025	11	11	2	2

2026	7	7	1	1

2027	7	7	1	1

2028	–	6	–	1

2029	10	10	10	10

After 2031	36	22	36	22
Unprovided deferred tax liabilities
No deferred tax liability has been provided in respect of $0.5bn (2023: $0.5bn) of taxable temporary differences relating to subsidiaries (comprising undistributed earnings and net inherent gains).
Uncertain tax positions
Current tax payable includes $9m (2023: $14m) in respect of uncertain tax positions, with the largest single item not exceeding $3m (2023: $3m). There are no amounts recognised in relation to uncertain tax positions within deferred tax in either the current or prior year.
The Group’s most material territories for tax are the US and the UK, although the Group has now agreed all US federal tax returns up to and including 2020. The US Internal Revenue Service opened routine audits of the 2021 and 2022 US federal tax return periods in the second half of 2024, which are currently at the information gathering stage. The Group considers the risk of material adjustment to be low. In the UK, the Group has agreed all UK Corporation Tax returns for periods up to 2022, having agreed the outstanding 2016 period, without adjustment, during 2024.